Fees Summary	Aug. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,141,000
Previously Paid Amount	0.00
Total Fee Amount	157.57
Total Offset Amount	0.00
Net Fee	157.57
Narrative - Max Aggregate Offering Price	$ 1,141,000
Final Prospectus	true